Peoples Bancorp of North Carolina Inc (Parent Company Only) Condensed Financial Statements Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Assets
Interest-bearing time deposit	$ 21,535	$ 232,788
Investment in subsidiaries					$ 300
Total assets	1,620,927	1,624,193
Junior subordinated debentures	15,464	15,464
Total liabilities	1,515,732	1,481,824
Total shareholders' equity	105,195	142,369	$ 139,899	$ 134,120
Total liabilities and shareholders' equity	1,620,927	1,624,193
Parent Company
Assets
Cash	384	561	$ 664	$ 1,187
Interest-bearing time deposit	1,000	1,000
Investment in subsidiaries	118,832	155,716
Investment in PEBK Capital Trust II	464	464
Other assets	24	105
Total assets	120,704	157,846
Junior subordinated debentures	15,464	15,464
Total liabilities	45	13
Total shareholders' equity	105,195	142,369
Total liabilities and shareholders' equity	$ 120,704	$ 157,846